Non-cash Investing and Financing Transactions Comprise	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of cash flow statement [text block]

Non-cash investing and financing transactions during the year-ended June 30, 2022 comprise:

●	682,220 shares issued to Incentive Award participants at grant date value: $1.9 million;
●	2,005,190 shares issued following the cancellation of Aevitas hybrid instruments: $20.5 million;
●	Right-of-use assets additions and the related lease liability during the year: $2.5 million and $1.5 million

See notes to financial statements